Leases - Summary of Future Minimum Annual Lease Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Lessee Disclosure [Abstract]
2023		$ 164
2024		143
2025		72
Total		379
Less imputed interest		(4)
Net lease liability		375
Current portion	$ 161	164	$ 91
Long-term portion	$ 170	$ 211	$ 125